Required Annual Principal Payments on Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 34,257
2015	37,030
2016	30,336
2017	125,000
2018	$ 690,000